Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Analysis of Loan Activity to Directors, Executive Officers, and Associates of the Company and Its Subsidiary

The following is an analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary:

	December 31,
	2014	2013
Balance, January 1	$350,592	$3,306,412
New loans during the period	2,914,785	215,795
Repayments during the period	(126,125)	(3,171,615)

Ending balance	$3,139,252	$350,592